Other Current Liabilities (Details) - Nonrelated Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current Liabilities
Payable of deposits	¥ 19,889		¥ 23,455
Accrued VAT tax payable	55,592		42,204
Payable to the users	9,989		28,243
Payable of employee benefits	8,617		8,637
Consideration and contingent consideration payables for acquisitions	29,991		43,565
Reimbursement from the depositary bank	43,513		12,376
Others	4,152		7,051
Total	¥ 171,743	$ 24,189	¥ 165,531